Acquisition of King's Gaming Promotion Limited (Details Textual) - USD ($)			6 Months Ended	12 Months Ended
		Nov. 10, 2010	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Additional Incentive Shares Issued	[1]
Kings Gaming [Member]
Business Acquisition [Line Items]
Profit Interest Purchase Agreement Initiation Date		Nov. 01, 2010
Acquire Right Percentage Of Profit Interest		100.00%
Payments to Acquire Businesses, Gross		$ 9,000,000
Business Acquisition Working Capital		27,000,000
Business Acquisition Installment Payment		9,000,000	$ 9,000,000
Business Acquisition Minimum Gross Profit Requirement		6,150,000
Additional Incentive Shares Issued			10,000
Additional Gross Profit Target			$ 1,000,000
Estimated contingent purchase price-Oriental VIP Room		$ 75,973,890
Business Acquisition Common Stock Shares Issued		1,500,000
Business Acquisition Common Stock Shares Issued Par Value Per Share		$ 10.74
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration		$ 50,863,890							$ 50,857,564
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		1,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 16,110,000
Maximum [Member] | Kings Gaming [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		36,000,000
Minimum [Member] | Kings Gaming [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 9,000,000

[1]	For each $1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued. The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than $1,000,000.